361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.2%
	BASIC MATERIALS — 5.2%
1,159,500	B2Gold Corp.	$5,730,404
92,600	Interfor Corp.*	1,725,569
222,842	International Paper Co.[1]	11,211,181
391,579	Johnson Matthey PLC	15,751,787
11,700	Kinross Gold Corp.	81,702
20,287	Umicore S.A.	1,149,086
		35,649,729
	COMMUNICATIONS — 14.1%
283,237	Altice USA, Inc. - Class A*[1]	10,074,740
2,483	Amazon.com, Inc.*[1]	7,960,995
85,488	Chewy, Inc. - Class A*[1]	8,704,388
150,141	Fox Corp. - Class A1	4,681,396
127,230	Fox Corp. - Class B1	3,802,905
313,102	Kogan.com Ltd.	4,274,076
142,900	M3, Inc.	12,028,565
268,688	NortonLifeLock, Inc.[1]	5,661,256
134,100	Oisix ra daichi, Inc.*	3,984,974
57,680	Pinterest, Inc. - Class A*[1]	3,951,657
37,917	Prosus N.V.	4,430,031
1,481,700	SoftBank Corp.	19,464,296
100,233	Temple & Webster Group Ltd.*	868,867
109,200	Trend Micro, Inc.*	6,009,822
		95,897,968
	CONSUMER, CYCLICAL — 21.9%
547,800	Alimentation Couche-Tard, Inc. - Class B	16,706,444
62,200	Bandai Namco Holdings, Inc.	5,303,862
88,650	Best Buy Co., Inc.[1]	9,646,893
25,037	Costco Wholesale Corp.[1]	8,823,790
14,403	Domino's Pizza, Inc.[1]	5,340,056
160,257	DR Horton, Inc.[1]	12,307,738
89,688	Evolution Gaming Group A.B.[2]	8,727,806
72,441	Haverty Furniture Cos., Inc.[1]	2,368,096
78,438	La Francaise des Jeux SAEM[2]	3,369,160
81,429	Lennar Corp. - Class A1	6,770,821
322,700	McDonald's Holdings Co. Japan Ltd.	15,736,383
166,206	Nautilus, Inc.*[1]	4,073,709
28,700	Nintendo Co., Ltd.	16,520,736
2,186	NVR, Inc.*[1]	9,720,005
223,730	PulteGroup, Inc.[1]	9,732,255
20,900	Uchida Yoko Co., Ltd.	836,776

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
2,431,200	Yamada Holdings Co., Ltd.	$12,393,847
		148,378,377
	CONSUMER, NON-CYCLICAL — 13.6%
159,847	BellRing Brands, Inc. - Class A*[1]	3,718,041
57,761	Booz Allen Hamilton Holding Corp. - Class A1	4,919,504
141,764	Bunge Ltd.[1,3]	9,277,036
28,963	Clorox Co.[1]	6,066,590
25,053	DiaSorin S.p.A.	5,478,891
75,600	Empire Co., Ltd. - Class A	2,088,636
221,625	Fisher & Paykel Healthcare Corp. Ltd.	5,492,656
21,400	George Weston Ltd.	1,548,940
44,289	HelloFresh S.E.*	3,739,996
306,730	Kesko Oyj - B Shares	7,965,004
268,455	Koninklijke Ahold Delhaize N.V.	7,706,157
193,290	Kroger Co.[1]	6,668,505
16,246	Medifast, Inc.[1]	3,812,449
881,800	Medtecs International Corp. Ltd.	690,358
22,900	Moderna, Inc.*[1]	3,965,364
182,200	Robert Half International, Inc.[1]	12,298,500
142,601	Royalty Pharma PLC - Class A1,3	6,703,673
209,000	WH Group Ltd.[2]	169,364
		92,309,664
	ENERGY — 1.8%
158,322	DCC PLC	11,909,636
	FINANCIAL — 8.5%
80,738	Berkshire Hathaway, Inc. - Class B*[1]	18,397,768
3,303,800	ESR Cayman Ltd.*[2]	11,773,652
3,528	eXp World Holdings, Inc.*[1]	376,049
87,069	PennyMac Financial Services, Inc.[1]	5,050,002
126,418	Plus500 Ltd.	2,319,136
89,987	T. Rowe Price Group, Inc.[1]	14,081,166
161,732	VEREIT, Inc. - REIT[1]	5,697,818
		57,695,591
	INDUSTRIAL — 22.0%
79,387	ArcBest Corp.[1]	3,679,587
111,612	Arrow Electronics, Inc.*[1]	10,896,680
2,639,960	Aurizon Holdings Ltd.	7,446,362
107,524	C.H. Robinson Worldwide, Inc.[1]	9,199,753
112,011	Expeditors International of Washington, Inc.[1]	10,027,225
45,308	FedEx Corp.[1]	10,662,785

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
34,306	Generac Holdings, Inc.*[1]	$8,453,684
81,562	J.B. Hunt Transport Services, Inc.[1]	10,983,139
177,429	Knight-Swift Transportation Holdings, Inc.[1]	7,097,160
72,209	Knorr-Bremse A.G.	9,567,692
40,801	Landstar System, Inc.[1]	5,687,659
42,676	Lennox International, Inc.[1]	11,756,811
193,645	Masco Corp.[1]	10,516,860
58,936	Old Dominion Freight Line, Inc.[1]	11,433,584
46,852	PerkinElmer, Inc.[1]	6,890,524
22,778	Schindler Holding A.G. - Participation Certificate	6,011,339
578	Schindler Holding A.G. - Registered Shares	152,039
217,371	Schneider National, Inc. - Class B1	4,564,791
272,900	Venture Corp. Ltd.	4,055,844
		149,083,518
	TECHNOLOGY — 8.3%
95,849	Apple, Inc.[1]	12,648,234
47,523	Bechtle A.G.	10,098,638
383,751	HP, Inc.[1]	9,340,499
142,932	Logitech International S.A.	14,843,876
28,611	Microsoft Corp.[1]	6,636,608
6,684	Zoom Video Communications, Inc. - Class A*[1]	2,486,916
		56,054,771
	UTILITIES — 3.8%
273,009	Endesa S.A.	6,977,600
35,488	Entergy Corp.[1]	3,383,071
291,600	Hydro One Ltd.[2]	6,756,419
155,842	Red Electrica Corp. S.A.	2,959,220
226,367	Veolia Environnement S.A.	6,032,488
		26,108,798
	TOTAL COMMON STOCKS
	(Cost $629,515,125)	673,088,052

Principal Amount
	SHORT-TERM INVESTMENTS — 20.8%
$141,120,762	UMB Money Market Fiduciary, 0.01%[4]	141,120,762
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $141,120,762)	141,120,762

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Value
TOTAL INVESTMENTS — 120.0%
(Cost $770,635,887)	$814,208,814
Liabilities in Excess of Other Assets — (20.0)%	(135,892,607)
TOTAL NET ASSETS — 100.0%	$678,316,207

Number of Shares
	SECURITIES SOLD SHORT — (29.2)%
	COMMON STOCKS — (29.2)%
	BASIC MATERIALS — (1.1)%
(317,200)	Teck Resources Ltd. - Class B	(5,794,332)
(48,321)	voestalpine A.G.	(1,763,652)
		(7,557,984)
	COMMUNICATIONS — (1.1)%
(1,111,347)	Informa PLC*	(7,561,392)
	CONSUMER, CYCLICAL — (3.0)%
(112,677)	DraftKings, Inc. - Class A*	(6,096,953)
(332,545)	Hennes & Mauritz A.B. - B Shares*	(7,109,601)
(86,960)	InterContinental Hotels Group PLC*	(5,356,981)
(29,174)	Royal Caribbean Cruises Ltd.[3]	(1,896,310)
		(20,459,845)
	CONSUMER, NON-CYCLICAL — (9.5)%
(206,285)	Adverum Biotechnologies, Inc.*	(2,543,494)
(21,325)	Alnylam Pharmaceuticals, Inc.*	(3,208,986)
(110,827)	Applied Therapeutics, Inc.*	(2,320,717)
(356,500)	Bausch Health Cos., Inc.*	(9,096,493)
(54,181)	Bayer A.G.	(3,279,305)
(41,337)	Bioxcel Therapeutics, Inc.*	(1,914,730)
(67,518)	Bluebird Bio, Inc.*	(3,007,927)
(62,707)	Cortexyme, Inc.*	(2,459,369)
(307,126)	Epizyme, Inc.*	(3,363,030)
(86,000)	Esperion Therapeutics, Inc.*	(2,708,140)
(96,108)	Intra-Cellular Therapies, Inc.*	(3,089,872)
(165,560)	Nektar Therapeutics*	(3,261,532)
(7,656)	Phathom Pharmaceuticals, Inc.*	(294,756)
(67,673)	Provention Bio, Inc.*	(931,857)
(103,416)	Revance Therapeutics, Inc.*	(2,630,903)
(40,311)	Sarepta Therapeutics, Inc.*	(3,603,803)
(269,500)	Sosei Group Corp.*	(5,083,146)
(32,852)	United Rentals, Inc.*	(7,983,365)
(189,886)	ZIOPHARM Oncology, Inc.*	(704,477)
(169,127)	Zogenix, Inc.*	(3,206,648)
		(64,692,550)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY — (2.1)%
(236,987)	Equinor A.S.A.	$(4,247,066)
(77,514)	Hess Corp.	(4,184,206)
(100,644)	Marathon Petroleum Corp.	(4,343,795)
(97,595)	TGS NOPEC Geophysical Co. A.S.A.	(1,300,284)
		(14,075,351)
	FINANCIAL — (6.8)%
(130,200)	Aruhi Corp.	(2,145,334)
(1,283,500)	Daiwa Securities Group, Inc.	(6,108,744)
(165,600)	Financial Products Group Co., Ltd.	(788,185)
(760,800)	Fukuoka Financial Group, Inc.	(13,609,597)
(2,000,800)	Japan Post Holdings Co., Ltd.	(15,911,505)
(129,300)	MBIA, Inc.*	(793,902)
(846,097)	Suncorp Group Ltd.	(6,482,261)
		(45,839,528)
	INDUSTRIAL — (2.8)%
(70,743)	AMG Advanced Metallurgical Group N.V.	(2,240,390)
(163,442)	Neles Oyj	(2,103,780)
(768,200)	Seibu Holdings, Inc.	(7,054,597)
(970,113)	Tenaris S.A.	(7,491,062)
		(18,889,829)
	TECHNOLOGY — (2.4)%
(10,004)	Coupa Software, Inc.*	(3,099,939)
(38,368)	CyberArk Software Ltd.*[3]	(6,148,472)
(28,010)	Fastly, Inc. - Class A*	(3,062,894)
(1,787)	MongoDB, Inc. - Class A*	(660,493)
(9,577)	RingCentral, Inc. - Class A*	(3,571,455)
		(16,543,253)
	UTILITIES — (0.4)%
(725,614)	Origin Energy Ltd.	(2,608,107)
	TOTAL COMMON STOCKS
	(Proceeds $198,266,309)	(198,227,839)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $198,266,309)	$(198,227,839)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $365,233,815, which represents 53.84% of total net assets of the Fund.

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $30,796,401, which represents 4.54% of total net assets of the Fund.
[3]Foreign security denominated in U.S. Dollars.
[4]The rate is the annualized seven-day yield at period end.